ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	234,470,422	211,841,597
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	73,282,326	58,624,766
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	307,752,748	270,466,363
Financial liabilities at fair value	308,397,346	276,216,708
Financial liabilities at amortised cost, category [member] | Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	234,470,422	211,841,597
Financial liabilities at fair value	235,505,912	216,035,503
Financial liabilities at amortised cost, category [member] | Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	73,282,326	58,624,766
Financial liabilities at fair value	$ 72,891,434	$ 60,181,205